SUBSEQUENT EVENTS (Details) - Subsequent Event € / shares in Units, € in Millions, $ in Millions	Apr. 29, 2022 USD ($)	Apr. 13, 2022 EUR (€) € / shares	Apr. 13, 2022 USD ($)
Subsequent Event [Line Items]
Dividend declared (in eur per share) | € / shares		€ 0.28
Dividend declared amount		€ 379	$ 413
Stock repurchase program percentage of shares authorized to be repurchased		10.00%	10.00%
Period in force		18 months
Discontinued Operations, Disposed of by Sale | Raven Engineered Films Division
Subsequent Event [Line Items]
Proceeds from divestiture of interest in consolidated subsidiaries | $	$ 350